As filed with the Securities and Exchange Commission on May 15, 1997


                                                        Registration No. 2-71911
                                                                        811-3169
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   ----------

                                    FORM N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933


                        Post-Effective Amendment No. 23                    X
                                                                           -
                                     and/or


               REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
                                   ACT OF 1940


                               Amendment No. 23                            X
                                                                           -


                        FIRST INVESTORS GLOBAL FUND, INC.
               (Exact name of Registrant as specified in charter)

                               Ms. Concetta Durso
                          Secretary and Vice President
                        First Investors Global Fund, Inc.
                                 95 Wall Street
                            New York, New York 10005
                     (Name and Address of Agent for Service)


Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement


It is proposed that this filing will become effective on May 16, 1997 pursuant to paragraph (b) of Rule 485.

Pursuant to Rule 24f-2 under the Investment Company Act of 1940, Registrant has previously elected to register an indefinite number of shares of common stock, par value $1.00 per share, under the Securities Act of 1933. Registrant filed a Rule 24f-2 Notice for its fiscal year ending December 31, 1996 on February 27, 1997.

The sole purpose of this Post-Effective Amendment No. 23 is to electronically file certain exhibits previously filed with the Commission in paper format. Parts A and B of this Post-Effective Amendment No. 23 have been filed with the Commission on April 16, 1997 in Registrant's Post-Effective Amendment No. 22 (File No. 2-71911).

                                     PART C

                                OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

      (a) Financial Statements: Financial Statements are set forth in Part B, Statement of Additional Information

      (b) Exhibits:

             (1)a./2/         Articles of Restatement

                b./2/         Articles Supplementary

             (2)              Amended and Restated By-Laws

             (3)              Not Applicable

             (4) Shareholders' rights are contained in (a) Articles FIFTH and EIGHTH of Registrant's Articles of Restatement dated September 14, 1994, previously filed as Exhibit 99.B1.1 to Registrant's Registration Statement; (b) Article FOURTH of Registrant's Articles Supplementary to Articles of Incorporation dated October 20, 1994, previously filed as Exhibit 99.B1.2 to Registrant's Registration Statement and (c) Article II of Registrant's Amended and Restated By-laws, previously filed as Exhibit 99.B2 to Registrant's Registration Statement.

             (5)a./2/ Investment Advisory Agreement between Registrant and First Investors Management Company, Inc.

                b./2/         Subadvisory Agreement

             (6)/2/ Underwriting Agreement between Registrant and First Investors Corporation.

             (7)              Not Applicable

             (8)/2/ Custodian Agreement between Registrant and Brown Brothers Harriman & Co.

             (9)a./2/ Administration Agreement between Registrant, First Investors Management Company, Inc., First Investors Corporation and Administrative Data Management Corp.

                b.            Schedule A to Administration Agreement

             (10)/1/          Opinion of counsel

             (11)a./3/        Consent of independent accountants

                 b./2/        Powers of Attorney

             (12)             Not Applicable

             (13)             No undertaking in effect

             (14)a. First Investors Profit Sharing/Money Purchase Pension Retirement Plan for Sole Proprietor ships, Partnerships and Corporations

                 b.           First Investors Individual Retirement Account

                 c.           First Investors 403(b) Custodial Account

                 d.           First Investors SEP-IRA and SARSEP-IRA

             (15)     a./2/   Amended and Restated Class A Distribution Plan

                      b./2/   Class B Distribution Plan

             (16)/3/          Performance Calculations

             (17)             Not Applicable

             (18)/2/          18f-3 Plan


----------
/1/ Incorporated by reference from Registrant's Rule 24f-2 Notice for its fiscal year ended December 31, 1996 filed on February 27, 1997.
/2/ Incorporated by reference from Post-Effective Amendment No. 21 to Registrant's Registration Statement (File No. 2-71911) filed on April 24, 1996.
/3/ Incorporated by reference from Post-Effective Amendment No. 22 to Registrant's Registration Statement (File No. 2-71911) filed on April 16, 1997.


Item 25.  Persons Controlled by or under common control with  Registrant

      There are no persons controlled by or under common control with the Registrant.


Item 26.  Number of Holders of Securities

                                                     Number of Record
                                                       Holders as of
               Title of Class                            May 2, 1997
               ---------------                       ----------------
               Class A shares                             39,833
               Class B shares                              1,453



Item 27.  Indemnification

    Article X, Section 1 of the By-Laws of Registrant provides as follows:

    Section 1. Every person who is or was an officer or director of the Corporation (and his heirs, executors and administrators) shall be indemnified by the Corporation against reasonable costs and expenses incurred by him in connection with any action, suit or proceeding to which he may be made a party by reason of his being or having been a director or officer of the Corporation, except in relation to any action, suit or proceeding in which he has been adjudged liable because of negligence or misconduct, which shall be deemed to include willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office. In the absence of an adjudication which expressly absolves the director or officer of liability to the Corporation or its stockholders for negligence or misconduct, within the meaning thereof as used herein, or in the event of a settlement, each director or officer (and his heirs, executors and administrators) shall be indemnified by the Corporation against payments made, including reasonable costs and expenses, provided that such indemnity shall be conditioned upon the prior determination by a resolution of two-thirds of the Board of Directors, who are not involved in the action, suit or proceeding that the director or officer has no liability by reason of negligence or misconduct within the meaning thereof as used herein, and provided further that if a majority of the members of the Board of Directors of the Corporation are involved in the action, suit or proceeding, such determination shall have been made by a written opinion of independent counsel. Amounts paid in settlement shall not exceed costs, fees and expenses which would have been reasonably incurred if the action, suit or proceeding had been litigated to a conclusion. Such a determination by the Board of Directors or by independent counsel, and the payment of amounts by the Corporation on the basis thereof, shall not prevent a stockholder from challenging such indemnification by appropriate legal proceedings on the grounds that the person indemnified was liable to the Corporation or its security holders by reason of negligence or misconduct within the meaning thereof as used herein. The foregoing rights and indemnification shall not be exclusive of any other rights to which any officer or director (or his heirs, executors and administrators) may be entitled to according to law.

    The Registrant's Investment Advisory Agreement provides as follows:

    The Manager shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Company or any Series in connection with the matters to which this Agreement relate except a loss resulting from the willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard by it of its obligations and duties under this Agreement. Any person, even though also an officer, partner, employee, or agent of the Manager, who may be or become an officer, Board member, employee or agent of the Company shall be deemed, when rendering services to the Company or acting in any business of the Company, to be rendering such services to or acting solely for the Company and not as an officer, partner, employee, or agent or one under the control or direction of the Manager even though paid by it.

    The Registrant's Underwriting Agreement provides as follows:

    The Underwriter agrees to use its best efforts in effecting the sale and public distribution of the shares of the Fund through dealers and to perform its duties in redeeming and repurchasing the shares of the Fund, but nothing contained in this Agreement shall make the Underwriter or any of its officers and directors or shareholders liable for any loss sustained by the Fund or any of its officers, directors, or shareholders, or by any other person on account of any act done or omitted to be done by the Underwriter under this Agreement provided that nothing herein contained shall protect the Underwriter against any liability to the Fund or to any of its shareholders to which the Underwriter would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence in the performance of its duties as Underwriter or by reason of its reckless disregard of its obligations or duties as Underwriter under this Agreement. Nothing in this Agreement shall protect the Underwriter from any liabilities which they may have under the Securities Act of 1933 or the Investment Company Act of 1940.

    Reference is hereby made to the Maryland Corporations and Associations Annotated Code, Sections 2-417, 2-418 (1986).

    The general effect of this Indemnification will be to indemnify the officers and directors of the Registrant from costs and expenses arising from any action, suit or proceeding to which they may be made a party by reason of their being or having been a director or officer of the Registrant, except where such action is determined to have arisen out of the willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the director's or officer's office.

    Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers or persons controlling the Registrant pursuant to the foregoing provisions, the Registrant has been informed that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and is therefore unenforceable. See Item 32 herein.

Item 28(a).  Business and Other Connections of Investment Adviser

    First Investors Management Company, Inc., the Registrant's Investment Adviser, also serves as Investment Adviser to:

             First Investors Cash Management Fund, Inc.
             First Investors Series Fund
             First Investors Fund For Income, Inc.
             First Investors Government Fund, Inc.
             First Investors High Yield Fund, Inc.
             First Investors Insured Tax Exempt Fund, Inc.
             First Investors Life Series Fund
             First Investors Multi-State Insured Tax Free Fund
             First Investors New York Insured Tax Free Fund, Inc.
             First Investors Special Bond Fund, Inc.
             First Investors Tax-Exempt Money Market Fund, Inc.
             First Investors U.S. Government Plus Fund
             First Investors Series Fund II, Inc.

    Affiliations of the officers and directors of the Investment Adviser are set forth in Part B, Statement of Additional Information, under "Directors and Officers."

(b)  Business and Other Connections of Subadviser.

         Wellington Management Company, LLP ("Wellington Management") is an investment adviser registered under the Investment Advisers Act of 1940, as amended (the "Advisers Act"). The list required by this Item 28 of officers and partners of Wellington Management, together with any information as to any business profession, vocation or employment of a substantial nature engaged in by such officers and partners during the past two years, is incorporated herein by reference to Schedules A and D of Form ADV filed by Wellington Management pursuant to the Advisers Act (SEC File No. 801-159089).

Item 29.  Principal Underwriters

    (a) First Investors Corporation, Underwriter of the Registrant, is also underwriter for:

             First Investors Cash Management Fund, Inc.
             First Investors Series Fund
             First Investors Fund For Income, Inc.
             First Investors Government Fund, Inc.
             First Investors High Yield Fund, Inc.
             First Investors Insured Tax Exempt Fund, Inc.
             First Investors Multi-State Insured Tax Free Fund
             First Investors New York Insured Tax Free Fund, Inc.
             First Investors Tax-Exempt Money Market Fund, Inc.
             First Investors U.S. Government Plus Fund
             First Investors Series Fund II, Inc.

    (b)      The following persons are the officers and directors of the
Underwriter:

                               Position and                  Position and
Name and Principal             Office with First             Office with
Business Address               Investors Corporation         Registrant
------------------             ---------------------         ------------

Glenn O. Head                  Chairman                      President
95 Wall Street                 and Director                  and Director
New York, NY 10005

Marvin M. Hecker               President                     None
95 Wall Street
New York, NY  10005

John T. Sullivan               Director                      Chairman of the
95 Wall Street                                               Board of Directors
New York, NY 10005

Roger L. Grayson               Director                      Director
95 Wall Street
New York, NY  10005

Joseph I. Benedek              Treasurer                     Treasurer
581 Main Street
Woodbridge, NJ 07095

Robert Murphy                  Comptroller                   None
581 Main Street
Woodbridge, NJ  07095

Lawrence A. Fauci              Senior Vice President         None
95 Wall Street                 and Director
New York, NY 10005

Kathryn S. Head                Vice President,               Director
581 Main Street                Chief Financial
Woodbridge, NJ 07095           Officer and Director

Louis Rinaldi                  Senior Vice                   None
581 Main Street                President
Woodbridge, NJ 07095

Frederick Miller               Senior Vice                   None
581 Main Street                President
Woodbridge, NJ 07095

Howard M. Factor               Vice President                None
95 Wall Street
New York, NY  10005

Larry R. Lavoie                Secretary and                 None
95 Wall Street                 General Counsel
New York, NY  10005

Matthew Smith                  Vice President                None
581 Main Street
Woodbridge, NJ 07095

Jeremiah J. Lyons              Director                      None
56 Weston Avenue
Chatham, NJ  07928

Anne Condon                    Vice President                None
581 Main Street
Woodbridge, NJ 07095

Jane W. Kruzan                 Director                      None
232 Adair Street
Decatur, GA 30030


Elizabeth Reilly               Vice President                None
581 Main Street
Woodbridge, NJ 07095




             (c) Not applicable


Item 30.  Location of Accounts and Records

      Physical possession of the books, accounts and records of the Registrant are held by First Investors Management Company, Inc. and its affiliated companies, First Investors Corporation and Administrative Data Management Corp., at their corporate headquarters, 95 Wall Street, New York, NY 10005 and administrative offices, 581 Main Street, Woodbridge, NJ 07095, except for those maintained by the Registrant's Custodian, Brown Brothers Harriman & Co., 40 Water Street, Boston, MA 02109.

Item 31.     Management Services

      Inapplicable


Item 32.     Undertakings

      The Registrant undertakes to carry out all indemnification provisions of its Articles of Incorporation, Advisory Agreement, Subadvisory Agreement and Underwriting Agreement in accordance with Investment Company Act Release No. 11330 (September 4, 1980) and successor releases.

      Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the provisions under Item 27 herein, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

      The Registrant hereby undertakes to furnish a copy of its latest annual report to shareholders, upon request and without charge, to each person to whom a prospectus is delivered.

                                   SIGNATURES


         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant represents that this Amendment meets all the requirements for effectiveness pursuant to Rule 485(b) under the Securities Act of 1933, and has duly caused this Post-Effective Amendment to this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, State of New York, on the 14th day of May, 1997.

                                                 FIRST INVESTORS GLOBAL
                                                 FUND, INC.
                                                 (Registrant)


                                                 By:  /s/ Glenn O. Head
                                                      -----------------
                                                      Glenn O. Head
                                                      President and Trustee

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, this Amendment to this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


/s/ Glenn O. Head                 Principal Executive            May 14, 1997
-------------------------         Officer and Director
Glenn O. Head

/s/ Joseph I. Benedek             Principal Financial            May 14, 1997
-------------------------         and Accounting Officer
Joseph I. Benedek

         *                        Director                       May 14, 1997
-------------------------
Kathryn S. Head

         *                        Director                       May 14, 1997
-------------------------
Roger L. Grayson

         *                        Director                       May 14, 1997
-------------------------
Herbert Rubinstein

         *                        Director                       May 14, 1997
-------------------------
Nancy Schaenen

         *                        Director                       May 14, 1997
-------------------------
James M. Srygley

         *                        Director                       May 14, 1997
-------------------------
John T. Sullivan

         *                        Director                       May 14, 1997
-------------------------
Rex R. Reed

         *                        Director                       May 14, 1997
-------------------------
Robert F. Wentworth


*By:     /s/ Larry R. Lavoie
         -------------------
         Larry R. Lavoie
         Attorney-in-fact

                                INDEX TO EXHIBITS



Exhibit
Number                Description
--------              -----------

99.B2                 Amended and Restated By-Laws
99.B9                 Schedule A to Administration Agreement
99.B14.1              Profit Sharing/Money Purchase Pension Plan
99.B14.2              Individual Retirement Account
99.B14.3              403(b) Custodial Account
99.B14.4              SEP-IRA and SARSEP-IRA